Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes

The components of income before income taxes are as follows:

	July 11, 2019 to December 31, 2019	January 1, 2019 to July 10, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	(Successor)	(Predecessor)
Domestic	$(36,281,944)	$(23,668,078)	$10,537,443	$9,448,244
Foreign	(269,721)	(74,452)	—	—

Income (loss) before income tax expense	$(36,551,665)	$(23,742,530)	$10,537,443	$9,448,244

Schedule of Provision for Income Tax

The Company recorded a provision for income tax as follows:

	July 11, 2019 to December 31, 2019	January 1, 2019 to July 10, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	(Successor)	(Predecessor)
Current expense
Federal	$—	$—	$—	$—
State	—	—	—	—
Foreign	—	—	—	—

Total current expense (benefit)	—	—	—	—

Deferred expense
Federal	$(4,343,013)	$—	$—	$—
State	(575,152)	—	—	—
Foreign	(72,824)	—	—	—

Total deferred benefit	(4,990,989)	—	—	—

Income tax benefit	$(4,990,989)	$—	$—	$—

Schedule of Reconciliation of United States Statutory Income Tax Rate to Effective Income Tax Rate

A reconciliation of the United States statutory income tax rate to the Company’s effective income tax rate is as follows for the years indicated:

	July 11, 2019 to December 31, 2019	January 1, 2019 to July 10, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	(Successor)	(Predecessor)
Federal income tax expense	21.0%	0.0%	0.0%	0.0%
State taxes, net of federal benefit	1.6%	0.0%	0.0%	0.0%
Income attributable to noncontrolling interest	-8.6%	0.0%	0.0%	0.0%
Excess tax benefit related to share-based compensation	0.5%	0.0%	0.0%	0.0%
Other	-0.8%	0.0%	0.0%	0.0%

Total deferred benefit	13.7%	0.0%	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Details of the Company’s deferred tax assets and liabilities are as follows:

	December 31, 2019	December 31, 2018
	Successor	Predecessor
Deferred tax assets
Tax Credits	$52,314	$—
Section 163(j) Limitation Carryover	719,773	—
Acquisition Costs	378,386	—
Federal Net Operating Losses	3,682,201	—
State Net Operating Losses	526,607	—
Foreign Net Operating Losses	74,445	—
Other Assets	10,320	—

Total deferred tax asset	5,444,045	—
Valuation allowance	(5,799,118)	—

Total deferred tax asset, net of valuation allowance	(355,073)	—
Deferred tax liabilities
Partnership basis tax differences	(413,261)	—

Total deferred tax liabilities	(413,261)	—

Net deferred tax liabilities	$(768,334)	$—